INVENTORIES	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	December 31,
	2016	2017

Raw materials	$7,651	$12,011
Work in progress	232	576
Finished products	37,764	41,577

	$45,647	$54,164

During the year ended December 31, 2015, 2016 and 2017, the Company recorded inventory write-offs for excess inventory and slow moving inventory in a total amount of $ 5,124, $ 4,503 and $ 3,932, respectively that have been included in cost of revenues.